Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
11.	SEGMENT INFORMATION

The Company’s business was organized into two reportable segments: renewable systems integration revenue and non-renewable systems integration revenue. Due to the sale of both Pride and PVBJ (See Note 16) the Company operates in only one reportable segment. Please refer to Note 16 for further detail and Management’s Discussion and Analysis for further detail.

15.	SEGMENT INFORMATION

Segment information is included on the balance sheet as part of assets held for sale and under discontinued operations on the income statement.

The Company’s business is organized into two reportable segments: renewable systems integration revenue and non-renewable systems integration revenue. The reporting segments follow the same accounting policies used in the preparation of the Company’s consolidated financial statements. The following represents selected information for the Company’s reportable segments for the years ended December 31, 2019 and 2018.

	December 31, 2019	December 31, 2018
Assets by Segment
Renewable systems integration	$1,642,592	$1,540,423
Non-renewable systems integration	1,825,839	1,984,084
	$3,468,431	3,524,507

	For the Years Ended
	December 31, 2019	December 31, 2018
Revenue by segment
Renewable systems integration	$203,394	$40,548
Non-renewable system integration	6,613,930	7,505,889
	$6,817,324	$7,546,437

Cost of sales by segment
Renewable systems integration	$144,695	$40,376
Non-renewable system integration	4,710,183	5,492,607
	$4,854,878	$5,532,983

Operating expenses
Renewable Systems integration	$447,783	$565,700
Non-renewable system Integration	1,968,002	1,881,160
	$2,415,785	$2,446,860
Operating (loss) income by segment
Renewable Systems integration	$(389,084)	$(565,528)
Non-renewable system Integration	(64,255)	132,122
	$(453,339)	$(433,406)

Please refer to footnote 3 for related party transactions.